Average Annual Total Returns - Class D Shares - Janus Henderson Overseas Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date		MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	16.70%	8.97%	0.31%	8.13%	May 02, 1994	16.61%	8.79%	(0.24%)	7.55%	May 02, 1994	10.22%	[1]	7.22%	[1]	0.20%	[1]	7.03%	[1]	May 02, 1994	[1]	10.65%	8.93%	4.92%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.